ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION

8. ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION

Accounting policy:

The Company classifies non-current assets and disposal groups as held for sale if their carrying values are recovered mainly through a sale transaction and not through continuous use. Non-current assets and disposal groups classified as held for sale (except investment properties measured at fair value) are measured at the lower of carrying value and fair value less costs to sell. Selling costs are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance expenses and income tax expenses.

The criteria for classifying held for sale are considered met only when the sale is highly probable and the asset or group for disposal is available for immediate sale in its current condition. The actions required to complete the sale must indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the asset sale plan and the sale is expected to be completed within one year of the classification date.

Assets and liabilities classified as held for sale are presented separately in the financial position.

a) Assets held for sale:

	Properties held for sale	Other assets held for sale	Total
Balance as of January 1, 2022	—	—	—
Business combination	268,385	—	268,385
Transfers	322,430	—	322,430
Sale of agricultural properties held for sale	(550,432)	—	(550,432)
Balance as of December 31, 2022	40,383	—	40,383
Additions	—	1,795,773	1,795,773
Transfers	444,782	—	444,782
Sale of agricultural properties held for sale	(142,773)	—	(142,773)
Balance as of December 31, 2023	342,392	1,795,773	2,138,165

(i)	Transfers arising from the group of investment properties as per note 11.5, arising from the proposed sales of Fazendas Grão de Ouro and Dourados (Tellus Brasil Participações S.A.); Fazenda Santa Rita Cana (Duguetiapar Empreendimentos e Participações S.A.); Gleba Macaé (Radar II Properties Agrícolas S.A.).

Other assets held for sale

As mentioned in explanatory note 2, the balances corresponding to Norgás’ and TUP Porto São Luis S.A financial position were reclassified to the heading of assets and liabilities held for sale are shown below:

	Norgás	TUP Porto São Luis S.A	Total
Cash and cash equivalents	—	48,231	48,231
Other current tax receivable	—	3,030	3,030
Dividends and interest on equity capital receivable	18,646	—	18,646
Investments in associates	892,854	—	892,854
Property, plant and equipment	—	395,757	395,757
Intangible assets	—	437,220	437,220
Other assets	—	35	35
Total	911,500	884,273	1,795,773

b) Liabilities held for sale:

	Norgás	TUP Porto São Luis S.A	Total
Trade payables	—	17,248	17,248
Employee benefits payables	—	1,828	1,828
Other liabilities	—	456	456
Deferred income and social contribution taxes	152,255	66,606	218,861
Total	152,255	86,138	238,393

c) Discontinued operation result:

As mentioned in Explanatory Note 2, the balances corresponding to Norgás’s income statements were reclassified to the profit or loss item of discontinued transactions as follows:

	12/31/2023	12/31/2022 (Reclassified)
Equity income	45,419	49,846
Controlling shareholders	23,164	25,421
Non-controlling shareholders	22,255	24,425

Comparative balance reclassification:

	12/31/2022	Reclassification	12/31/2022 (i)
Income before equity income and net financial result	7,483,843	—	7,483,843

Equity income (loss) in associates	468,743	(49,846)	418,897
Equity income (loss) of jointly controlled companies	(92,179)	—	(92,179)
Equity income (loss)	376,564	(49,846)	326,718

Net financial result	(5,157,936)	—	(5,157,936)

Profit before income tax and social contribution	2,702,471	(49,846)	2,652,625

Income tax and social contribution	118,404	—	118,404

Net profit from continuing operations	2,820,875	(49,846)	2,771,029
Profit for the year from discontinued operations, net of taxes	—	49,846	49,846
Net profit for the year	2,820,875	—	2,820,875

i) Amounts after the reclassification of the discontinued operation.

d) Reclassification of comparative cash flow balance:

	12/31/2022	Reclassification	12/31/2022 (i)
Cash flow from operating activities
Profit before income tax and social contribution	2,702,471	(49,846)	2,652,625
Equity income (loss) in subsidiaries and associates	(468,743)	49,846	(418,897)
Other items of operating	7,738,504	—	7,738,504
Net cash (used) generated in Operating activities	9,972,232	—	9,972,232

Cash flow from investing activities
Dividends received from subsidiaries and associates	323,096	(44,969)	278,127
Discontinued operation	—	44,969	44,969
Other items of investing activities	(21,049,660)	—	(21,049,660)
Net cash used in investing activities	(20,726,564)	—	(20,726,564)

Net cash generated in financing activities	8,286,259	—	8,286,259

Decrease in cash and cash equivalents	(2,468,073)	—	(2,468,073)

Cash and cash equivalents at beginning of year	16,174,130	—	16,174,130
Effect of exchange rate variation on the balance of cash and cash equivalents	(404,341)	—	(404,341)
Cash and cash equivalents at end of year	13,301,716	—	13,301,716

i) Amounts after the reclassification of the discontinued operation.